Retirement benefits - Defined Benefit Plans - Amounts Recognised in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Total other comprehensive (loss)/income for the year	$ 33	$ (135)	$ 188
Re-measurement gains and losses recognised in other comprehensive income [member]
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in interest)	(8)	9
Demographic assumptions	0	1	6
Financial assumptions	14	(9)	(11)
Experience adjustments	3	(2)	1
Change in asset restriction (excluding amounts included in interest)	3	(3)
Total other comprehensive (loss)/income for the year	12	(4)	(4)
Retirement benefit assets [member] | Re-measurement gains and losses recognised in other comprehensive income [member]
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in interest)	(8)	9
Demographic assumptions	0
Financial assumptions	0
Experience adjustments	0
Change in asset restriction (excluding amounts included in interest)	3	(3)
Total other comprehensive (loss)/income for the year	(5)	6
Retirement benefit obligations [member] | Re-measurement gains and losses recognised in other comprehensive income [member]
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in interest)	0
Demographic assumptions	0	1	6
Financial assumptions	14	(9)	(11)
Experience adjustments	3	(2)	1
Change in asset restriction (excluding amounts included in interest)	0
Total other comprehensive (loss)/income for the year	$ 17	$ (10)	$ (4)